Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 368,443	$ 207,709	$ 144,214
Income tax at applicable tax rate of 25%	92,111	51,927	36,054
Effect of international tax rate differences	1,384	453	1,522
Non-deductible expenses	3,492	8,593	7,997
Effect of tax holidays or preferential tax rates	(45,902)	(33,077)	(27,582)
Effect of tax rate changes	(15,101)	(1,974)	(899)
Investment basis difference in the PRC Domestic Entities	1,537	10,046	5,207
Withholding tax	28,632	16,867	18,414
Changes in valuation allowance	4,283	1,085	879
Unrecognized tax benefits	(3,120)	(419)	(499)
Changes in interest and penalties on unrecognized tax benefits	2,465	2,404	1,524
Effective Income Tax Reconciliation Adjustments Total, Total	$ 69,781	$ 55,905	$ 42,617